Net Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 26,457	$ 11,777	$ 8,532
Argentine Central Bank	5,318	533	3,604
Financial Institutions	5,106,758	7,942,382	6,938,664
Loans	5,106,758	7,942,382	6,938,664
Non-financial Private Sector and Residents Abroad	249,251,684	290,412,186	286,639,194
Loans	244,082,260	283,543,722	280,870,810
Financial Leases	1,731,448	2,198,047	2,475,878
Other Financing	3,437,976	4,670,417	3,292,506
Less: Allowances	(8,686,796)	(15,656,810)	(9,235,235)
Total	245,703,421	282,710,068	284,354,759
Bank overdraft [member]
Disclosure of loans and other financing [line items]
Loans	18,501,897	14,430,578	16,680,960
Promissory notes [member]
Disclosure of loans and other financing [line items]
Loans	46,613,651	36,020,263	52,455,181
Mortgages [member]
Disclosure of loans and other financing [line items]
Loans	4,013,513	11,793,007	8,435,337
Collateralized loan [member]
Disclosure of loans and other financing [line items]
Loans	1,249,027	997,958	1,591,432
Personal loans [member]
Disclosure of loans and other financing [line items]
Loans	24,365,344	29,144,931	34,632,328
Credit cards loans [member]
Disclosure of loans and other financing [line items]
Loans	129,153,045	113,395,362	125,176,057
Other loans [member]
Disclosure of loans and other financing [line items]
Loans	23,313,178	74,793,302	44,962,639
Accrued interest adjustments and quotation differences receivable [member]
Disclosure of loans and other financing [line items]
Loans	(703,302)	5,388,298	335,344
Documented Interest [member]
Disclosure of loans and other financing [line items]
Loans	$ (2,424,093)	$ (2,419,977)	$ (3,398,468)